Leases - Operating Lease Costs, and Cash Flow Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 12.3	$ 12.5	$ 25.2	$ 24.9	$ 49.7
Short-term and variable lease cost	5.6	8.3	13.1	14.1
Total lease cost	$ 17.9	$ 20.8	38.3	39.0	81.3
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows - Payments on operating leases			25.2	24.7
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases			$ 24.6	$ 126.5	$ 157.0